Quarterly Holdings Report
for

Fidelity Flex® Freedom Blend Funds

Fidelity Flex® Freedom Blend 2005 Fund

June 30, 2021

Z05-QTLY-0821
1.9884230.104

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 11.5%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	131	$2,523
Fidelity Series Commodity Strategy Fund (a)	652	3,631
Fidelity Series Large Cap Growth Index Fund (a)	91	1,609
Fidelity Series Large Cap Stock Fund (a)	90	1,781
Fidelity Series Large Cap Value Index Fund (a)	220	3,396
Fidelity Series Small Cap Opportunities Fund (a)	47	849
Fidelity Series Value Discovery Fund (a)	75	1,258
TOTAL DOMESTIC EQUITY FUNDS
(Cost $11,167)		15,047

International Equity Funds - 13.8%
Fidelity Series Canada Fund (a)	68	952
Fidelity Series Emerging Markets Fund (a)	71	865
Fidelity Series Emerging Markets Opportunities Fund (a)	289	7,774
Fidelity Series International Growth Fund (a)	115	2,258
Fidelity Series International Index Fund (a)	76	941
Fidelity Series International Small Cap Fund (a)	36	804
Fidelity Series International Value Fund (a)	201	2,244
Fidelity Series Overseas Fund (a)	165	2,256
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $13,195)		18,094

Bond Funds - 53.5%
Fidelity Series Corporate Bond Fund (a)	958	10,682
Fidelity Series Emerging Markets Debt Fund (a)	77	716
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	23	235
Fidelity Series Floating Rate High Income Fund (a)	15	138
Fidelity Series Government Bond Index Fund (a)	1,254	13,320
Fidelity Series High Income Fund (a)	86	828
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,349	14,813
Fidelity Series International Credit Fund (a)	6	65
Fidelity Series Investment Grade Bond Fund (a)	1,250	14,645
Fidelity Series Investment Grade Securitized Fund (a)	977	10,110
Fidelity Series Long-Term Treasury Bond Index Fund (a)	472	3,949
Fidelity Series Real Estate Income Fund (a)	43	499
TOTAL BOND FUNDS
(Cost $67,846)		70,000

Short-Term Funds - 21.2%
Fidelity Series Government Money Market Fund 0.08% (a)(b)	7,374	7,374
Fidelity Series Short-Term Credit Fund (a)	467	4,747
Fidelity Series Treasury Bill Index Fund (a)	1,559	15,584
TOTAL SHORT-TERM FUNDS
(Cost $27,637)		27,705
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $119,845)		130,846
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$130,846

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$2,554	$65	$363	$--	$60	$207	$2,523
Fidelity Series Canada Fund	792	112	28	--	5	71	952
Fidelity Series Commodity Strategy Fund	3,501	10	343	--	17	446	3,631
Fidelity Series Corporate Bond Fund	10,269	220	95	68	1	287	10,682
Fidelity Series Emerging Markets Debt Fund	687	11	--	8	--	18	716
Fidelity Series Emerging Markets Debt Local Currency Fund	227	--	--	--	--	8	235
Fidelity Series Emerging Markets Fund	968	8	150	--	23	16	865
Fidelity Series Emerging Markets Opportunities Fund	8,739	105	1,465	--	317	78	7,774
Fidelity Series Floating Rate High Income Fund	136	1	--	1	--	1	138
Fidelity Series Government Bond Index Fund	12,661	501	27	34	--	185	13,320
Fidelity Series Government Money Market Fund 0.08%	8,699	158	1,483	1	--	--	7,374
Fidelity Series High Income Fund	799	14	3	10	--	18	828
Fidelity Series Inflation-Protected Bond Index Fund	14,193	337	36	--	--	319	14,813
Fidelity Series International Credit Fund	63	1	--	--	--	1	65
Fidelity Series International Growth Fund	1,947	291	150	--	12	158	2,258
Fidelity Series International Index Fund	813	119	32	--	5	36	941
Fidelity Series International Small Cap Fund	702	76	26	--	6	46	804
Fidelity Series International Value Fund	1,945	364	119	--	8	46	2,244
Fidelity Series Investment Grade Bond Fund	14,053	396	39	73	--	235	14,645
Fidelity Series Investment Grade Securitized Fund	9,845	250	33	5	--	48	10,110
Fidelity Series Large Cap Growth Index Fund	1,612	27	211	7	64	117	1,609
Fidelity Series Large Cap Stock Fund	1,759	13	118	--	28	99	1,781
Fidelity Series Large Cap Value Index Fund	3,361	82	222	--	24	151	3,396
Fidelity Series Long-Term Treasury Bond Index Fund	3,451	364	87	22	(20)	241	3,949
Fidelity Series Overseas Fund	1,950	303	149	--	32	120	2,256
Fidelity Series Real Estate Income Fund	481	1	8	1	--	25	499
Fidelity Series Short-Term Credit Fund	4,290	462	--	16	--	(5)	4,747
Fidelity Series Small Cap Opportunities Fund	850	32	58	--	12	13	849
Fidelity Series Treasury Bill Index Fund	13,813	1,772	1	3	--	--	15,584
Fidelity Series Value Discovery Fund	1,242	25	80	--	17	54	1,258
Total	$126,402	$6,120	$5,326	$249	$611	$3,039	$130,846

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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